Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments
Schedule of minimal future lease fees payable under office lease agreements
For the year ended December 31:	U.S. dollars in thousands
2019	231
2020	5

Schedule of minimal future lease fees payable under vehicles lease agreements
For the year ended December 31:	U.S. dollars in thousands
2019	89
2020	47
2021 and thereafter	12